Other Income - Additional Information (Detail)	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)
Australia [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity		$ 497,000	$ 707	$ 908	$ 1,353	$ 0	$ 1,407	$ 1,942
CHINA
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity	$ 34,000
Director [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Interest income on loans and receivables							$ 2